Note 37 - Interest Income and Expense Average Return On Investments And Average Borrowing Cost Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Average Return On Investments Liabilities Line Items
Interest Expenses (Income Statement)	€ (12,239)	€ (11,537)	€ (10,648)
Deposits From Central Banks And Credit Institutions [Member]
Average Return On Investments Liabilities Line Items
Return On Investment Average Balance	65,044	90,619	101,975
Interest Expenses (Income Statement)	€ 2,192	€ 2,212	€ 1,866
Return On Investment Average Interest Rate Percentage	3,37	2,44	1,83
Customer Depositis [Member]
Average Return On Investments Liabilities Line Items
Return On Investment Average Balance	€ 370,078	€ 392,057	€ 398,851
Interest Expenses (Income Statement)	€ 6,559	€ 7,007	€ 5,944
Return On Investment Average Interest Rate Percentage	1,77	1,79	1,49
Customers Deposits Euros [Member]
Average Return On Investments Liabilities Line Items
Return On Investment Average Balance	€ 178,370	€ 186,261	€ 195,310
Interest Expenses (Income Statement)	€ 337	€ 461	€ 766
Return On Investment Average Interest Rate Percentage	0,19	0,25	0,39
Customers Deposits Foreign Currency [Member]
Average Return On Investments Liabilities Line Items
Return On Investment Average Balance	€ 191,709	€ 205,796	€ 203,541
Interest Expenses (Income Statement)	€ 6,222	€ 6,546	€ 5,178
Return On Investment Average Interest Rate Percentage	3,25	3,18	2,54
Debt Securities Issued [Member]
Average Return On Investments Liabilities Line Items
Return On Investment Average Balance	€ 75,927	€ 84,221	€ 89,876
Interest Expenses (Income Statement)	€ 1,753	€ 1,631	€ 1,738
Return On Investment Average Interest Rate Percentage	2,31	1,94	1,93
Other liabilities [Member]
Average Return On Investments Liabilities Line Items
Return On Investment Average Balance	€ 115,638	€ 82,699	€ 89,328
Interest Expenses (Income Statement)	€ 1,735	€ 687	€ 1,101
Return On Investment Average Interest Rate Percentage	1,50	0,83	1,23
Equity [Member]
Average Return On Investments Liabilities Line Items
Return On Investment Average Balance	€ 52,206	€ 54,874	€ 55,616
Interest Expenses (Income Statement)	€ 0	€ 0	€ 0
Return On Investment Average Interest Rate Percentage	-	-	-
Total [Member]
Average Return On Investments Liabilities Line Items
Return On Investment Average Balance	€ 678,893	€ 704,471	€ 735,645
Interest Expenses (Income Statement)	€ 12,239	€ 11,537	€ 10,648
Return On Investment Average Interest Rate Percentage	1,80	1,64	1,45